CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (Q3) - USD ($) shares in Millions, $ in Millions	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net sales
Net Sales	$ 5,002			$ 4,822			$ 12,862	$ 14,107	$ 18,608	$ 18,914	$ 17,814
Costs and expenses
Research and development	100			102			292	302	401	400	364
Selling, general and administrative	681			702			2,010	2,066	2,761	2,689	2,584
Total costs and expenses	4,222			4,180			11,340	12,329	16,351	16,434	15,577
Equity method investment net earnings	62			78			148	198	236	220	218
Other income (expense), net	239			(91)			168	(42)	(2)	937	575
Operating profit	1,081			629			1,838	1,934	2,491	3,637	3,030
Non-service pension benefit	16			47			47	124	(154)	(168)	(139)
Interest (expense) income, net	(88)			3			(206)	23	(27)	(37)	115
Income from operations before income taxes	1,009			679			1,679	2,081	2,672	3,842	3,054
Income tax expense	261			175			560	380	517	1,073	1,787
Net income from operations	748	$ 269	$ 102	504	$ 794	$ 403	1,119	1,701	2,155	2,769	1,267
Less: Non-controlling interest subsidiaries' earnings	7			12			21	25	39	35	40
Net income attributable to Carrier Global Corporation	$ 741			$ 492			$ 1,098	$ 1,676	2,116	2,734	1,227
Earnings per share (Note 3)
Basic (in dollars per share)	$ 0.86			$ 0.57			$ 1.27	$ 1.94
Diluted (in dollars per share)	$ 0.84			$ 0.57			$ 1.25	$ 1.94
Weighted-average number of shares outstanding (Note 3)
Basic (in shares)	866.4			866.2			866.3	866.2
Diluted (in shares)	881.5			866.2			876.2	866.2
Product
Net sales
Net Sales	$ 4,193			$ 3,998			$ 10,615	$ 11,703	15,360	15,674	14,775
Costs and expenses
Cost of products and services sold	2,884			2,784			7,464	8,255	10,890	11,063	10,474
Service
Net sales
Net Sales	809			824			2,247	2,404	3,248	3,240	3,039
Costs and expenses
Cost of products and services sold	$ 557			$ 592			$ 1,574	$ 1,706	$ 2,299	$ 2,282	$ 2,155